Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 19, 2021	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥) ¥ / $ Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) ¥ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Net assets				¥ 1,735,800,000		¥ (1,024,945,000)		$ 272,257
Accumulated losses				2,378,200,000
Net operating loss				631,400,000	$ 99,038	197,763,000	¥ 110,241,000
Net operating cash outflow				¥ 544,900,000	85,469	167,161,000	90,256,000
Cumulative cash contributions | $								$ 440,100
Closing foreign exchange rate | ¥ / $				6.3757				6.3757
Cash and cash equivalents				¥ 1,706,880,000		¥ 1,010,076,000	¥ 308,972,000	$ 267,716	$ 158,426	¥ 401,597,000
Proceeds from issue of ordinary shares		¥ 1,431,800,000	$ 219,900	¥ 1,431,775,000	$ 224,567
Depreciation method				Depreciation is calculated using the straight-line method	Depreciation is calculated using the straight-line method
Equity investment				¥ 0
Number of segments | Segment				1	1
Preferred shares conversion ratio	1
China Government
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term				50 years	50 years
Bottom of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term				2 years	2 years
Top of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term				4 years	4 years
Software
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets estimated useful lives				10 years	10 years